Document and Entity Information	Apr. 05, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2017
Registrant Name	Trust for Advisor Solutions
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Apr. 05, 2017
Document Effective Date	Apr. 05, 2017
Prospectus Date	Apr. 29, 2016
Hatteras Alpha Hedged Strategies Fund | Class C
Prospectus:
Trading Symbol	APHCX
Hatteras Alpha Hedged Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ALPIX
Hatteras Alpha Hedged Strategies Fund | Class A
Prospectus:
Trading Symbol	APHAX